CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income for the year	$ 26,572	$ 32,907	$ 25,554
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and impairment of goodwill and other intangibles	11,962	$ 12,219	$ 16,196
Gain from sale of subsidiary, net (Appendix A)	$ (951)
Losses of sale affiliated company			$ 166
Exchange differences on principal of deposit and loans, net		$ (23)	$ 317
Gains in respect of trading marketable securities	$ (666)	(133)
Increase in liability for employee rights upon retirement	717	1,655	$ 1,095
Share in losses of affiliated companies, net	2,439	421	1
Deferred income taxes	(85)	(737)	(1,812)
Capital (gain) losses on sale of property and equipment, net	(31)	(270)	19
Decrease (increase) in accounts receivable	117	(1,864)	(609)
Decrease (increase) in other current and non-current assets	(879)	(4,749)	580
Decrease (increase) in inventories	(658)	783	1,354
Increase (decrease) in accounts payable	(1,176)	927	1,446
Increase (decrease) in deferred revenues	(246)	749	(227)
Increase (decrease) in other current and non-current liabilities	(1,201)	(4,154)	2,617
Net cash provided by operating activities	35,914	37,731	46,697
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(804)	(708)	(718)
Capital expenditures	(18,724)	$ (14,976)	(14,216)
Investment in affiliated company	(5,966)		$ (1,400)
Investment in marketable securities	$ (11)	$ (2,771)
Deposit in escrow		5,005
Proceeds from (Investment in) long - term deposit	$ (341)	(283)	$ 217
Proceeds from sale of property and equipment	406	$ 489	$ 651
Sale of subsidiary (Appendix A)	(266)
Net cash used in investment activities	(25,706)	$ (13,244)	$ (15,466)
Cash flows from financing activities
Short term credit from banking institutions, net	$ 160	$ (38)	(7)
Repayment of long term loans			$ (182)
Acquisition of non-controlling interests		$ (500)
Dividend paid	$ (17,590)	(19,324)	$ (16,072)
Dividend paid to non-controlling interests	(1,229)	(2,564)	(1,286)
Net cash used in financing activities	(18,659)	(22,426)	(17,547)
Effect of exchange rate changes on cash and cash equivalents	(2,951)	(5,340)	(1,440)
Net increase (decrease) in cash and cash equivalents	(11,402)	(3,279)	12,244
Balance of cash and cash equivalents at beginning of year	38,418	41,697	29,453
Balance of cash and cash equivalents at end of year	27,016	38,418	41,697
Supplementary information on investing and financing activities not involving cash flows:
Purchasing of property and equipment using a directly related liability	40	217	104
Dividends declared	3,128	$ 4,496	$ 3,616
Non-controlling interest purchased			0.50%
Payment to purchase non-controlling interests			$ 500,000
Working capital (excluding cash and cash equivalents), net	(1,797)
Receivables from Sale of Subsidiary	582
Funds in respect of employee rights upon retirement	250
Property and equipment, net	23
Liability for employee rights upon retirement	(275)
Gain from sale of subsidiary	951
Sale of subsidiary	(266)
Supplementary disclosure of cash flow information
Interest paid	203	$ 397	$ 254
Income taxes paid, net of refunds	$ 10,181	$ 15,078	$ 9,280